Deutsche Investment Management Americas Inc.
                                One Beacon Street
                                Boston, MA 02108


February 10, 2009


Via EDGAR


United States Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549
Attn:    Mr. John Grzeskiewicz


     Re: DWS Diversified International Equity Fund (the "Fund"), a series of DWS Advisor Funds (the "Registrant"), Post-Effective Amendment No. 166; (Registration Nos. 33-07404, 811-04760)


Ladies and Gentlemen:

         We are filing today through the EDGAR system, Post-Effective Amendment No. 166 (the "Amendment") to the Fund's Registration Statement on Form N-1A. The Amendment is filed pursuant to Rule 485(a)(3) under the Securities Act of 1933 and Rule 8b-16 under the Investment Company Act of 1940 for review and comment by the staff of the Securities and Exchange Commission (the "Commission").

         Pursuant to Rule 461 of the Securities Act, the Fund, together with DWS Investments Distributors, Inc., the principal underwriter of the Fund, hereby requests an accelerated effective date of March 1, 2009.

         The Amendment is being filed for the purposes of including disclosure for the Fund relating to: (i) changes to the Fund's investment strategy (change from a focused to diversified investment style); (ii) upcoming name change of DWS International Select Equity Fund to DWS Diversified International Equity Fund; and (iii) a new portfolio management team for the Fund.

         Any comments or question on this filing should be directed to Paul Grasso at 617-295-2588.


                Very truly yours,


                /s/Caroline Pearson

                Caroline Pearson, Esq.
                Managing Director, Deutsche Investment Management Americas Inc. Secretary, DWS Investments Distributors, Inc.
                Assistant Secretary, DWS Advisor Funds

cc:      John Marten, Esq., Vedder